Credit Risk - Measurement uncertainty - Macroeconomic variables (specific bases and 5-year averages) (Details)	Jun. 30, 2022	Dec. 31, 2021
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.00%	20.90%
Upside 2 | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	16.80%	21.40%
Upside 2 | GDP | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.40%
Upside 2 | GDP | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	20.20%	22.80%
Upside 2 | GDP | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.40%
Upside 2 | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	4.00%
Upside 2 | Unemployment | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	4.30%
Upside 2 | Unemployment | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.30%
Upside 2 | Unemployment | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.90%
Upside 2 | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	36.70%	35.70%
Upside 2 | HPI | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	6.30%
Upside 2 | HPI | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	27.00%	53.30%
Upside 2 | HPI | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	8.90%
Upside 2 | Bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.10%
Upside 2 | Bank rate | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	0.30%
Upside 2 | Federal funds rate | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.10%
Upside 2 | Federal funds rate | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	0.50%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	25.60%	27.20%
Upside 1 | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	12.80%	18.30%
Upside 1 | GDP | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.90%
Upside 1 | GDP | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	16.10%	19.60%
Upside 1 | GDP | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.90%
Upside 1 | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.10%
Upside 1 | Unemployment | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.40%
Upside 1 | Unemployment | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.50%
Upside 1 | Unemployment | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	4.00%
Upside 1 | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	24.80%	23.80%
Upside 1 | HPI | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.40%
Upside 1 | HPI | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	22.90%	45.20%
Upside 1 | HPI | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	7.70%
Upside 1 | Bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.10%
Upside 1 | Bank rate | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	0.50%
Upside 1 | Federal funds rate | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.10%
Upside 1 | Federal funds rate | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	0.60%
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	37.80%	30.10%
Baseline | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	3.40%
Baseline | GDP | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	3.40%
Baseline | GDP | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	3.40%
Baseline | GDP | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	3.40%
Baseline | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.50%
Baseline | Unemployment | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.50%
Baseline | Unemployment | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.10%
Baseline | Unemployment | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.10%
Baseline | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.40%
Baseline | HPI | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.40%
Baseline | HPI | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	6.20%
Baseline | HPI | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	6.20%
Baseline | Bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	0.70%
Baseline | Bank rate | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	0.70%
Baseline | Federal funds rate | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	0.80%
Baseline | Federal funds rate | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	0.80%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.20%	14.80%
Downside 1 | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.10%)	(1.60%)
Downside 1 | GDP | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	2.70%
Downside 1 | GDP | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)	1.50%
Downside 1 | GDP | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	2.40%
Downside 1 | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	7.00%
Downside 1 | Unemployment | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	5.80%
Downside 1 | Unemployment | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	6.80%
Downside 1 | Unemployment | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	5.70%
Downside 1 | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(13.60%)	(12.70%)
Downside 1 | HPI | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	0.30%
Downside 1 | HPI | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.60%)	2.20%
Downside 1 | HPI | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	3.60%
Downside 1 | Bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	2.80%
Downside 1 | Bank rate | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	1.70%
Downside 1 | Federal funds rate | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	2.30%
Downside 1 | Federal funds rate | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	1.50%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.40%	7.00%
Downside 2 | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(5.90%)	(1.60%)
Downside 2 | GDP | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	1.80%
Downside 2 | GDP | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(5.00%)	(1.30%)
Downside 2 | GDP | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	1.30%
Downside 2 | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.20%	9.20%
Downside 2 | Unemployment | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	7.00%
Downside 2 | Unemployment | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.50%	9.50%
Downside 2 | Unemployment | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.90%	7.10%
Downside 2 | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(30.80%)	(29.90%)
Downside 2 | HPI | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.50%)	(2.00%)
Downside 2 | HPI | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(13.40%)	(5.00%)
Downside 2 | HPI | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.80%)	1.40%
Downside 2 | Bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	4.00%
Downside 2 | Bank rate | UK | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	2.30%
Downside 2 | Federal funds rate | USA | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	3.50%
Downside 2 | Federal funds rate | USA | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	2.10%